SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES [abstract]
Disclosure of short-term and long-term debts and loans from Sinopec Group Company and fellow subsidiaries

26.   SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES

Short-term debts represent:

	December 31,
	2017	2018
	RMB	RMB
Third parties’ debts
Short-term bank loans	31,105	17,088
RMB denominated	23,685	13,201
US Dollar denominated	7,420	3,887
Short-term other loans	299	300
RMB denominated	299	300
Current portion of long-term bank loans	1,402	12,074
RMB denominated	1,379	12,039
US Dollar denominated	23	35
Current portion of long-term corporate bonds	22,532	—
RMB denominated	16,000	—
US Dollar denominated	6,532	—
	23,934	12,074
	55,338	29,462

Loans from Sinopec Group Company and fellow subsidiaries
Short-term loans	23,297	27,304
RMB denominated	1,706	3,061
US Dollar denominated	19,668	22,780
Hong Kong Dollar denominated	1,903	1,441
Euro denominated	—	22
Singapore Dollar denominated	20	—
Current portion of long-term loans	2,014	4,361
RMB denominated	2,014	4,361
	25,311	31,665
	80,649	61,127

The Group’s weighted average interest rates on short-term loans were 2.72% and 3.37% as of December 31, 2017 and 2018, respectively. The above borrowings are unsecured.

Long-term debts represent:

		December 31,
	Interest rate and final maturity	2017	2018
		RMB	RMB
Third parties’ debts

Long-term bank loans

RMB denominated	Interest rates ranging from 1.08% to 4.66% per annum as of December 31, 2018 with maturities through 2033	25,644	31,025

US Dollar denominated	Interest rates ranging from 1.55% to 4.29% per annum as of December 31, 2018 with maturities through 2031	192	109
		25,836	31,134

Corporate bonds(i)

RMB denominated	Fixed interest rates ranging from 3.70% to 4.90% per annum as of December 31, 2018 with maturities through 2022	36,000	20,000
US Dollar denominated	Fixed interest rates ranging from 3.13% to 4.25% per annum as of December 31, 2018 with maturities through 2043	17,902	11,951
		53,902	31,951
Total third parties’ long-term debts		79,738	63,085

Less: Current portion		(23,934)	(12,074)
		55,804	51,011
Long-term loans from Sinopec Group Company and fellow subsidiaries

RMB denominated	Interest rates ranging from interest free to 4.99% per annum as of December 31, 2018 with maturities through 2030	45,334	46,877

Less: Current portion		(2,014)	(4,361)
		43,320	42,516
		99,124	93,527

Short-term and long-term bank loans, short-term other loans and loans from Sinopec Group Company and fellow subsidiaries are primarily unsecured and carried at amortized cost.

Note:

(i)	These corporate bonds are carried at amortized cost. As of December 31, 2018, RMB 11,951 (US Dollar denominated corporate bonds) are guaranteed by Sinopec Group Company.